Consolidated Statements of Cash Flows - Revised 2015 & 2014 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 51,929	$ 34,841	$ 16,139
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	24,941	25,799	21,325
Provision of doubtful accounts	3,624	1,992	3,229
Share-based compensation	12,229	10,042	8,774
Amortization	18,417	18,998	14,160
Income taxes	1,437	2,388	(89)
Loss on sale of vessels, net	6,312	130	12,864
Impairment charge	0	5,308	4,062
Change in fair value of derivatives	29,445	(3,647)	(19,658)
Other non-cash charges	(678)	(446)	(870)
(Increase) / Decrease in:
Trade receivables	(188,049)	40,744	117,925
Due from related companies	(2,661)	(914)	(4,008)
Inventories	(73,235)	42,459	146,307
Prepayments and other current assets	17,959	(61,668)	(16,194)
Increase / (Decrease) in:
Trade payables	59,167	(46,639)	(122,687)
Other payables to related companies	150	14	(730)
Accrued and other current liabilities	(5,219)	(10,052)	11,366
Decrease / (increase) in other non-current assets	333	(121)	(746)
Increase in other non-current liabilities	967	1	1,341
Payments for dry-docking	(4,683)	(9,502)	(10,304)
Net cash (used in) / provided by operating activities	(47,615)	49,727	182,206
Cash flows from investing activities:
Advances for vessels under construction	0	(2,979)	(2,730)
Advances for vessel acquisitions	(8,667)	0	(7,786)
Advances for other fixed assets under construction	(2,587)	(5,391)	(61,405)
Net proceeds from sale of vessels	8,105	49	16,156
Net proceeds from sale of vessel to a related party	400	0	0
Purchase of other fixed assets	(177)	(771)	(7,955)
Increase in restricted cash	(862)	1,478	4,226
Net cash used in investing activities	(3,788)	(7,614)	(59,494)
Cash flows from financing activities:
Proceeds from long-term debt	163,000	173,274	119,455
Repayment of long-term debt	(76,150)	(119,112)	(35,706)
Repayment of capital lease obligation	0	0	(395)
Net change in short-term borrowings	11,862	(69,481)	(127,612)
Proceeds from short-term borrowings from related parties	20,000	0	0
Increase in restricted cash	(1,498)	0	0
Financing costs paid	(8,066)	(9,009)	(3,279)
Repurchases of common stock	(99,580)	0	0
Dividends paid to non-controlling interest	0	0	(340)
Dividends paid	(3,805)	(3,926)	(2,403)
Net cash provided by / (used in) financing activities	5,763	(28,254)	(50,280)
Effect of exchange rate changes on cash and cash equivalents	162	(4,096)	(5,456)
Net (decrease) / increase in cash and cash equivalents	(45,478)	9,763	66,976
Cash and cash equivalents at beginning of year	139,314	129,551	62,575
Cash and cash equivalents at end of year	93,836	139,314	129,551
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the year for interest, net of capitalized interest:	26,126	21,501	21,447
Cash paid during the year for income taxes:	2,065	936	3,388
Non cash advances for other fixed assets under construction:	0	0	4,150
Non cash advances for vessels under construction:	$ 0	$ 0	$ 1,151